Equity Incentive Plan	12 Months Ended
Dec. 31, 2024
Equity Incentive Plan [Abstract]
Equity Incentive Plan
12.	Equity Incentive Plan:

On September 6, 2023, the Company’s board of directors adopted an Equity Incentive Plan (the “Equity Incentive Plan”) under which directors, officers and employees (including any prospective director, officer or employee) of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates, are eligible to receive awards including (a) non-qualified stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock unit, (e) dividend equivalents, (f) cash awards, (g) unrestricted stock and (h) other equity-based or equity-related Awards. The Equity Incentive Plan is administered by the Company’s board of directors and the aggregate number of common shares that may be issued with respect to awards granted under the Equity Incentive Plan cannot exceed the 2,000,000 common shares. The Company’s board of directors may terminate the Equity Incentive Plan at any time. On September 28, 2023, a total of 1,240,000 restricted common shares had been granted under the Plan to directors, officers and non-employees. The fair value of each restricted share was $5.83, based on the latest closing price of the Company’s common shares on the grant date.

On May 31, 2024, 760,000 restricted common shares were further granted under the Equity Incentive Plan to one of our directors. The fair value of each restricted share was $4.52, based on the latest closing price of the Company’s common shares on the grant date.

The stock based compensation cost for the non-vested shares under the Equity Incentive Plan for the years ended December 31, 2023 and 2024 amounted to $1,272,698 and $5,312,854, respectively, and is included in ‘General and administrative expenses’ in the accompanying  consolidated statements of comprehensive income.

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2023 and 2024, and the movement during the year ended December 31, 2023 and 2024, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, September 6, 2023	—	—
Granted	1,240,000	5.83
Non-vested, December 31, 2023	1,240,000	5.83
Granted	760,000	4.52
Vested	(560,000)	5.83
Non-vested, December 31, 2024	1,440,000	5.14

For the year ended December 31, 2024, 560,000 restricted common shares were vested. The remaining unrecognized compensation cost relating to the shares granted amounting to $4,078,848 as of December 31, 2024, is expected to be recognized over the remaining period of two years, according to the contractual terms of those non-vested share awards.